CHANNEL SHORT DURATION INCOME FUND (formerly the FCI Bond Fund)
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

CORPORATE BONDS — 59.23%	Principal Amount	Fair Value
Corporate Bonds - Domestic — 52.16%
AbbVie, Inc., 4.25%, 11/14/2028	$500,000	$585,641
Activison Blizzard, Inc., 3.40%, 9/15/2026	400,000	454,921
Aflac, Inc., 3.60%, 4/1/2030	425,000	495,195
American International Group, Inc., 4.13%, 2/15/2024	600,000	670,032
American Tower Corporation, 2.90%, 1/15/2030	450,000	481,283
AT&T, Inc., 3.40%, 6/15/2022	800,000	841,778
AT&T, Inc., 4.25%, 3/1/2027	475,000	541,400
AvalonBay Communities, Inc., 2.95%, 9/15/2022	450,000	468,870
Bank of America Corporation, 3.30%, 1/11/2023	1,000,000	1,067,667
Bristol-Myers Squibb Company, 3.63%, 5/15/2024(a)	500,000	550,918
Citigroup, Inc., 3.20%, 10/21/2026	700,000	767,926
Dell International LLC, 5.45%, 6/15/2023(a)	400,000	437,696
Discover Financial Services, 5.20%, 4/27/2022	475,000	507,239
Edwards Lifesciences Corporation, 4.30%, 6/15/2028	625,000	746,127
Fifth Third Bank, 2.25%, 6/14/2021	400,000	406,449
General Motors Financial Company, 3.70%, 5/9/2023	500,000	514,233
Huntington Bancshares, Inc., 2.55%, 2/4/2030	500,000	517,510
JPMorgan Chase & Company, 2.70%, 5/18/2023	1,225,000	1,291,678
McDonald's Corporation, 3.70%, 1/30/2026	98,000	111,183
Microsoft Corporation, 2.40%, 8/8/2026	450,000	491,559
Morgan Stanley, 3.88%, 1/27/2026	700,000	792,445
National Oilwell Varco, Inc., 2.60%, 12/1/2022	128,000	128,912
Ovintiv, Inc., 3.90%, 11/15/2021	450,000	448,975
Raymond James Financial, Inc., 3.63%, 9/15/2026	450,000	500,417
Starbucks Corporation, 3.80%, 8/15/2025	600,000	676,665
Synchrony Financial, 3.75%, 8/15/2021	170,000	173,886
Synchrony Financial, 3.95%, 12/1/2027	330,000	345,153
TJX Companies, Inc. (The), 2.25%, 9/15/2026	200,000	214,047
Union Pacific Corporation, 2.40%, 2/5/2030	350,000	373,656
Verizon Communications, 4.13%, 3/16/2027	600,000	708,137
Visa, Inc., 3.15%, 12/14/2025	450,000	501,641
Walt Disney Company (The), 4.50%, 2/15/2021	800,000	820,252
Wells Fargo & Company, 3.00%, 4/22/2026	700,000	765,016
Wells Fargo Bank NA, 3.55%, 8/14/2023	550,000	597,084
Willis North America, Inc., 3.60%, 5/15/2024	280,000	303,199
Zoetis, Inc., 3.25%, 2/1/2023	485,000	512,285
TOTAL CORPORATE BONDS - DOMESTIC (Cost $18,359,267)		19,811,075

See accompanying notes which are an integral part of this schedule of investments.

CHANNEL SHORT DURATION INCOME FUND (formerly the FCI Bond Fund)
SCHEDULE OF INVESTMENTS - continued
June 30, 2020 (Unaudited)

CORPORATE BONDS — 59.23% - continued	Principal Amount	Fair Value

Corporate Bonds - Foreign — 7.07%
Corporate Bonds - Australia - 1.36%
National Australia Bank Ltd., 2.80%, 1/10/2022	$500,000	$517,518

Corporate Bonds - Canada - 0.81%
Husky Energy, Inc., 4.00%, 4/15/2024	300,000	308,059

Corporate Bonds - Cayman Islands - 1.15%
Alibaba Group Holding Ltd., 3.60%, 11/28/2024	400,000	436,540

Corporate Bonds - Isle Of Man - 0.97%
AngloGold Ashanti Holdings plc, 5.13%, 8/1/2022	350,000	367,808

Corporate Bonds - Luxembourg - 1.28%
Schlumberger Investment, 3.65%, 12/1/2023	450,000	483,395

Corporate Bonds - United Kingdom - 1.50%
Aon plc, 3.88%, 12/15/2025	500,000	568,500

TOTAL CORPORATE BONDS - FOREIGN (Cost $2,536,056)		2,681,820

TOTAL CORPORATE BONDS (Cost $20,895,323)		22,492,895

U.S. TREASURY OBLIGATIONS — 24.85%

United States Treasury Note, 2.63%, 11/15/2020	750,000	756,768
United States Treasury Note, 1.75%, 7/31/2021	250,000	254,287
United States Treasury Note, 1.38%, 2/15/2023	2,000,000	2,063,125
United States Treasury Note, 2.00%, 2/15/2025	2,550,000	2,754,050
United States Treasury Note, 2.13%, 5/15/2025	2,800,000	3,049,648
United States Treasury Note, 2.25%, 2/15/2027	500,000	558,652

TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,875,153)		9,436,530

U.S. GOVERNMENT AGENCIES — 3.68%

Federal National Mortgage Association, 1.50%, 8/10/2021	600,000	600,798

See accompanying notes which are an integral part of this schedule of investments.

CHANNEL SHORT DURATION INCOME FUND (formerly the FCI Bond Fund)
SCHEDULE OF INVESTMENTS - continued
June 30, 2020 (Unaudited)

U.S. GOVERNMENT AGENCIES — 3.68% - continued	Principal Amount	Fair Value
Federal National Mortgage Association, 1.50%, 8/24/2021	$795,000	$795,529

TOTAL U.S. GOVERNMENT AGENCIES (Cost $1,394,906)		1,396,327

MONEY MARKET FUNDS - 11.74%	Shares

Fidelity Investments Money Market Government Portfolio, Class I, 0.06%(b)	4,459,010	4,459,010

TOTAL MONEY MARKET FUNDS (Cost $4,459,010)		4,459,010

TOTAL INVESTMENTS — 99.50% (Cost $35,624,392)		37,784,762

Other Assets in Excess of Liabilities — 0.50%		188,078

NET ASSETS — 100.00%		$37,972,840

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total fair value of these securities as June 30, 2020 was $988,614, representing 2.60% of net assets.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2020.

As of June 30, 2020, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Gross unrealized appreciation	$2,169,303
Gross unrealized depreciation	(8,933)
Net unrealized appreciation/(depreciation) on investments	$2,160,370
Tax cost of investments	$35,624,392

See accompanying notes which are an integral part of this schedule of investments.

Channel Short Duration Income Fund (formerly the FCI Bond Fund)

Related Notes to the Schedule of Investments

June 30, 2020

(Unaudited)

The Channel Short Duration Income Fund (the “Fund”) (formerly the FCI Bond Fund) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, if applicable. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Channel Short Duration Income Fund (formerly the FCI Bond Fund)

Related Notes to the Schedule of Investments – continued

June 30, 2020

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, Financial Counselors, Inc. (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used at June 30, 2020 in valuing the Fund’s investments:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Domestic Corporate Bonds	$-	$19,811,075	$-	$19,811,075
Foreign Corporate Bonds	-	2,681,820	-	2,681,820
U.S. Treasury Obligations	-	9,436,530	-	9,436,530
U.S. Government Agencies	-	1,396,327	-	1,396,327
Money Market Funds	4,459,010	-	-	4,459,010
Total	$4,459,010	$33,325,752	$-	$37,784,762

The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.